SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include our accounts and those of our wholly-owned and majority-owned subsidiaries and partnerships.  In addition, we consolidate any entity which we own 50% or more and exercise control.  Intercompany transactions and balances have been eliminated.

NONCONTROLLING INTEREST IN SUBSIDIAIRIES
NONCONTROLLING INTEREST IN SUBSIDIARIES

Noncontrolling interest in results of operations of consolidated subsidiaries represents the noncontrolling shareholders' share of the income or loss of various consolidated subsidiaries.  The noncontrolling interest reflects the original investment by these noncontrolling shareholders combined with their proportional share of the earnings or losses of these subsidiaries, net of distributions paid.

FISCAL YEAR
FISCAL YEAR

Our fiscal year is a 52 or 53 week period, ending on the last Saturday of December.  Unless otherwise stated, references to 2016, 2015, and 2014 relate to the fiscal years ended December 31, 2016, December 26, 2015, and December 27, 2014, respectively.  Fiscal year 2016 was comprised of 53 weeks, which contributed an additional $53 million in sales in 2016 compared to fiscal years 2015 and 2014, which were comprised of 52 weeks.

FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS
FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

We follow ASC Topic 820, Fair Value Measurements and Disclosures, which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. This topic requires fair value measurements to be classified and disclosed in one of the following three categories:

•	Level 1 — Financial instruments with unadjusted, quoted prices listed on active market exchanges.

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Level 2 — Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over-the-counter traded financial instruments. Financial instrument values are determined using prices for recently traded financial instruments with similar underlying terms and direct or indirect observational inputs, such as interest rates and yield curves at commonly quoted intervals.

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Level 3 — Financial instruments not actively traded on a market exchange and there is little, if any, market activity. Values are determined using significant unobservable inputs or valuation techniques.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS Cash and cash equivalents consist of cash and highly-liquid investments purchased with an original maturity of three months or less.
INVESTMENTS
INVESTMENTS

Investments are deemed to be "available for sale" and are, accordingly, carried at fair value being the quoted market value. Unrealized investment gains or losses, net of deferred taxes, are reported as a separate component of comprehensive income or loss until sold.

ACCOUNTS RECEIVABLE AND ALLOWANCES
ACCOUNTS RECEIVABLE AND ALLOWANCES

We perform periodic credit evaluations of our customers and generally do not require collateral.  Accounts receivable are due under a range of terms we offer to our customers.  Discounts are offered, in most instances, as an incentive for early payment.

We base our allowances related to receivables on historical credit and collections experience, and the specific identification of other potential problems, including the general economic climate.  Actual collections can differ, requiring adjustments to the allowances.  Individual accounts receivable balances are evaluated on a monthly basis, and those balances considered uncollectible are charged to the allowance.

We record estimated sales returns, discounts, and other applicable adjustments as a reduction of net sales in the same period revenue is recognized.

NOTES RECEIVABLE AND ALLOWANCES
NOTES RECEIVABLE AND ALLOWANCES

We have written agreements to receive repayment of funds borrowed from us, consisting of principal as well as any accrued interest, at a specified future date. If we expected a portion to be uncollectible, a valuation allowance relating to these agreements would be recorded.

INVENTORIES
INVENTORIES

Inventories are stated at the lower of cost or market.  The cost of inventories includes raw materials, direct labor, and manufacturing overhead.  Cost is determined on a weighted average basis.  Raw materials consist primarily of unfinished wood products expected to be manufactured or treated prior to sale, while finished goods represent various manufactured and treated wood products ready for sale.

PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment are stated at cost.  Expenditures for renewals and betterments are capitalized, and maintenance and repairs are expensed as incurred.  Amortization of assets held under capital leases is included in depreciation and amortized over the shorter of the estimated useful life of the asset or the lease term.  Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 8 years

LONG-LIVED ASSETS

LONG-LIVED ASSETS

In accordance with ASC 360, Property, Plant, and Equipment (“ASC 360”), when an indicator of potential impairment exists, we evaluate the recoverability of our long-lived assets by determining whether unamortized balances could be recovered through undiscounted future operating cash flows over the remaining lives of the assets.  If the sum of the expected future cash flows was less than the carrying value of the assets, an impairment loss would be recognized for the excess of the carrying value over the fair value.

LEASES
LEASES

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) No. 2016-02, “Leases (Topic 842)” (ASU 2016-02). Under ASU 2016-02, an entity will be required to recognize assets and liabilities for the rights and obligations created by leases on the entity’s balance sheet for both finance and operating leases. For leases with a term of 12 months or less, an entity can elect to not recognize lease assets and lease liabilities and expense the lease over a straight-line basis for the term of the lease. ASU 2016-02 will require new disclosures that depict the amount, timing, and uncertainty of cash flows pertaining to an entity’s leases. Companies are required to adopt the new standard using a modified retrospective approach for annual and interim periods beginning after December 15, 2018. Early adoption of ASU 2016-02 is permitted. The Company plans to evaluate the effect of the new leasing guidance in 2017, therefore the quantitative impact has not yet been determined.

GOODWILL
GOODWILL

Our annual testing date for evaluating goodwill and indefinite-lived intangible asset impairment is the first day of the Company’s fourth fiscal quarter for all reporting units. Additionally, the Company reviews various triggering events throughout the year to ensure that a mid-year impairment analysis is not required.

FOREIGN CURRENCY
FOREIGN CURRENCY

Our foreign operations use the local currency as their functional currency.  Accordingly, assets and liabilities are translated at exchange rates as of the balance sheet date and revenues and expenses are translated using weighted average rates, with translation adjustments included as a separate component of shareholders' equity. Gains and losses arising from re-measuring foreign currency transactions are included in earnings.

INSURANCE RESERVES
INSURANCE RESERVES

Our wholly-owned insurance company, Ardellis Insurance Ltd.(“Ardellis”), was incorporated on April 21, 2001 under the laws of Bermuda and is licensed as a Class 3A insurer under the Insurance Act 1978 of Bermuda.

We are primarily self-insured for certain employee health benefits, and have self-funded retentions for general liability, automobile liability, property and workers' compensation.  We are fully self-insured for environmental liabilities.  The general liability, automobile liability, property, workers' compensation, and certain environmental liabilities are managed through Ardellis; the related assets and liabilities of which are included in the consolidated financial statements as of December 31, 2016 and December 26, 2015.  Our policy is to accrue amounts equal to actuarially determined or internally computed liabilities.  The actuarial and internal valuations are based on historical information along with certain assumptions about future events.  Changes in assumptions for such matters as legal actions, medical cost trends, and changes in claims experience could cause these estimates to change in the future.

In addition to providing coverage for the Company, Ardellis provides Excess Loss Insurance (primarily medical and prescription drug) to certain third parties.

INCOME TAXES
INCOME TAXES

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future.  Such deferred income tax asset and liability computations are based on enacted tax laws and rates.  Valuation allowances are established when necessary to reduce deferred income tax assets to the amounts expected to be realized.  Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred income tax assets and liabilities.

DEBT
DEBT

The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-03 - Simplifying the Presentation of Debt Issuance Costs on April 7, 2015 and effective for fiscal years beginning after December 15, 2015. The ASU requires the presentation of debt issuance costs in the balance sheet as a direct deduction from the recognized debt liability rather than as an asset and amortization of the costs is reported as interest expense. In accordance with ASU 2015-03, the Company complied with this ASU during the reporting period of 2016

REVENUE RECOGNITION
REVENUE RECOGNITION

On May 28, 2014, the FASB issued ASU No. 2014-09 (Accounting Standard Codification 606), Revenue from Contracts with Customers, which will replace most existing revenue recognition guidance in U.S. GAAP. The core principle of the ASU is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The ASU requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. Preliminarily, the Company plans to adopt the guidance in the first quarter of fiscal 2018 and apply the modified retrospective method. The Company is assessing the impact of this ASU on its Consolidated Financial Statements.
Revenue is recognized at the time the product is shipped to the customer. Generally, title passes at the time of shipment.  In certain circumstances, the customer takes title when the shipment arrives at the destination.  However, our shipping process is typically completed the same day.

Earnings on construction contracts are reflected in operations using percentage-of-completion accounting, under either the cost to cost or units of delivery methods, depending on the nature of the business at individual operations.  Under percentage-of-completion using the cost to cost method, revenues and related earnings on construction contracts are measured by the relationships of actual costs incurred related to the total estimated costs.  Under percentage-of-completion using the units of delivery method, revenues and related earnings on construction contracts are measured by the relationships of actual units produced related to the total number of units.  Revisions in earnings estimates on the construction contracts are recorded in the accounting period in which the basis for such revisions becomes known.  Projected losses on individual contracts are charged to operations in their entirety when such losses become apparent.

Our construction contracts are generally entered into with a fixed price and completion of the projects can range from 6 to 18 months in duration.  Therefore, our operating results are impacted by, among many other things, labor rates and commodity costs.  During the year, we update our estimated costs to complete our projects using current labor and commodity costs and recognized losses to the extent that they exist.

SHIPPING AND HANDLING OF PRODUCT
SHIPPING AND HANDLING OF PRODUCT

Shipping and handling costs that are charged to and reimbursed by the customer are recognized as revenue.  Costs incurred related to the shipment and handling of products are classified in cost of goods sold.

USE OF ACCOUNTING ESTIMATES
USE OF ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  We believe our estimates to be reasonable; however, actual results could differ from these estimates.

SEGMENT REPORTING
ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company operates manufacturing, treating and distribution facilities throughout North America, but primarily in the United States. The Company manages the operations of its individual locations primarily through a geographic reporting structure under which each location is included in a region and regions are included in our North, South, and West divisions. The exceptions to this geographic reporting and management structure are (a) the Company's Alternative Materials Division, which offers a portfolio of non-wood products and distributes those products nation-wide, (b) the Company's distribution unit (referred to as UFPD) which distributes a variety of products to the manufactured housing industry and is accounted for as a reporting unit within the North segment, and (c) idX division, which designs, produces, and installs customized in-store environments.

With respect to the facilities in the north, south, and west segments, these facilities generally supply the three markets the Company serves nationally - Retail, Industrial, and Construction. Also, substantially all of our facilities support customers in the immediate geographical region surrounding the facility. Additionally, our recently acquired idX division has been presented, which generally serves the Industrial market.
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